Note 18 - Segment Reporting and Geographic Information - Operating Information by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 1,751	$ 1,351	$ 1,351
Research and development	(14,635)	(25,582)	(36,888)
General and administrative	(10,230)	(13,008)	(30,703)
Loss from operations	(23,114)	(37,239)	(66,240)
Total other income (expenses), net	1,272	1,122	1,602
Loss before income tax	(21,842)	(36,117)	(64,638)
Income tax expenses	(106)	(163)	(3,570)
Net loss	(21,948)	(36,280)	(68,208)
Less: Net loss attributable to noncontrolling interests	(922)	(3,001)	(4,029)
Net loss attributable to BeyondSpring Inc.	(21,026)	(33,279)	(64,179)
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment [Member]
Revenue	0	0	0
Research and development	40	40	40
General and administrative	200	200	200
Loss from operations	240	240	240
Total other income (expenses), net	(240)	(240)	(240)
Loss before income tax	0	0	0
Income tax expenses	0	0	0
Net loss	0	0	0
Less: Net loss attributable to noncontrolling interests	0	0	0
Net loss attributable to BeyondSpring Inc.	0	0	0
Plinabulin Pipeline [Member] | Operating Segments [Member]
Revenue	0		0
Research and development	(7,312)		(32,077)
General and administrative	(8,009)		(29,737)
Loss from operations	(15,321)		(61,814)
Total other income (expenses), net	1,398		1,382
Loss before income tax	(13,923)		(60,432)
Income tax expenses	(92)		(3,218)
Net loss	(14,015)		(63,650)
Less: Net loss attributable to noncontrolling interests	(922)		(4,029)
Net loss attributable to BeyondSpring Inc.	(13,093)		(59,621)
Plinabulin Pipeline [Member] | Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment [Member]
Revenue		0
Research and development		(18,180)
General and administrative		(11,346)
Loss from operations		(29,526)
Total other income (expenses), net		400
Loss before income tax		(29,126)
Income tax expenses		(227)
Net loss		(29,353)
Less: Net loss attributable to noncontrolling interests		(3,001)
Net loss attributable to BeyondSpring Inc.		(26,352)
TPD Platform [Member] | Operating Segments [Member]
Revenue	1,751	1,351	1,351
Research and development	(7,363)	(7,442)	(4,851)
General and administrative	(2,421)	(1,862)	(1,166)
Loss from operations	(8,033)	(7,953)	(4,666)
Total other income (expenses), net	114	962	460
Loss before income tax	(7,919)	(6,991)	(4,206)
Income tax expenses	(14)	64	(352)
Net loss	(7,933)	(6,927)	(4,558)
Less: Net loss attributable to noncontrolling interests	0	0	0
Net loss attributable to BeyondSpring Inc.	$ (7,933)	$ (6,927)	$ (4,558)